Other current assets	12 Months Ended
Dec. 31, 2024
Other Current Assets [Abstract]
Other current assets
23. Other current assets
Other current assets amount to €105,742 thousand and €95,260 thousand at December 31, 2024 and 2023, respectively, and mainly relate to accrued income, deferred charges and indirect tax receivables.